Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 6,813	$ 1,293	$ 24,924
Accounts receivable		23	2,000
Notes receivable and accrued interest, current portion			213,722
Related party receivables			19,257
Prepaid consulting and other current assets	1,172,027	311,988
Total current assets	1,178,840	313,304	259,903
Prepaid consulting and other assets, net of current portion	460,375	599,197
Notes receivable and accrued interest, net of current portion	179,019	174,389
Intangible assets, net			3,627,857
Total assets	1,818,234	1,086,890	3,887,760
Current liabilities:
Accounts payable and accrued expenses	992,200	651,681	245,068
Current portion of acquisition related liabilities	319,632	345,387	607,747
Related party payables	30,432	3,668
Accrued compensation and related costs	703,283	490,353	226,941
Revolving loan, net of debt discount of $0 and $90,758, respectively	250,000	159,242
Notes payable - related parties	122,570	131,815	139,243
Notes payable, net of debt discount of $0 and $91,120, respectively	397,948	144,948	43,828
Convertible notes payable, net of debt discount of $93,168, respectively	420,000	332,832
Total current liabilities			1,262,827
Acquisition related liabilities, net of current portion			2,212,496
Total liabilities	3,236,065	2,259,926	3,475,323
Commitments and contingencies
Stockholders' (deficit) equity:
Common stock, $0.0001 par value; 500,000,000 shares authorized; 222,836,421 and 203,906,421, 168,262,920 shares issued and outstanding, respectively	22,283	20,390	16,826
Stockholder receivable		(765,000)
Additional paid-in capital	21,993,015	19,434,141	11,005,391
Deficit accumulated during the development stage	(23,433,629)	(19,863,067)	(10,609,780)
Total stockholders' (deficit) equity	(1,417,831)	(1,173,036)	412,437
Total Liabilities and stockholders' (deficit) equity	1,818,234	1,086,890	3,887,760
Series A Preferred Stock [Member]
Stockholders' (deficit) equity:
Preferred stock Value	500	500
Series B Preferred Stock [Member]
Stockholders' (deficit) equity:
Preferred stock Value